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Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund
Baillie Gifford International Alpha Fund
Investment Objective
Baillie Gifford International Alpha Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Class 2, 3, 4, & 5 Prospectus - Baillie Gifford International Alpha Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class 2, 3, 4, & 5 Prospectus - Baillie Gifford International Alpha Fund		Class 2	Class 3	Class 4	Class 5
Advisory Fees		0.34%	0.34%	0.34%	0.34%
Service Fees	[1]	0.17%	0.10%	0.07%	0.02%
Other Expenses		0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		0.61%	0.54%	0.51%	0.46%
[1]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Class 2, 3, 4, & 5 Prospectus - Baillie Gifford International Alpha Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
1 Year	$ 62	$ 55	$ 52	$ 47
3 Years	195	173	164	148
5 Years	340	302	285	258
10 Years	$ 762	$ 677	$ 640	$ 579

Expense Example No Redemption - Class 2, 3, 4, & 5 Prospectus - Baillie Gifford International Alpha Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
1 Year	$ 62	$ 55	$ 52	$ 47
3 Years	195	173	164	148
5 Years	340	302	285	258
10 Years	$ 762	$ 677	$ 640	$ 579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70 and 110 growth stocks with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods have included Japan. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Consistent with this investment outlook, the portfolio managers seek to identify companies with the potential to sustain financial growth over the long term. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 25.55% (Q2, 2020) Lowest Quarterly Return: -20.78% (Q1, 2020)
Average Annual Total Returns for Periods Ended December 31, 2022

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Average Annual Returns - Class 2, 3, 4, & 5 Prospectus - Baillie Gifford International Alpha Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 2		(28.64%)	(0.24%)	4.42%
Class 3		(28.59%)	(0.17%)	4.49%
Class 4	[1]	(28.57%)	(0.14%)	4.48%
Class 5	[2]	(28.53%)	(0.09%)	4.55%
After Taxes on Distributions | Class 2		(28.80%)	(1.31%)	3.49%
After Taxes on Distributions and Sale of Fund Shares | Class 2		(16.61%)	0.04%	3.54%
MSCI ACWI ex USA Index	[3]	(15.57%)	1.36%	4.28%
[1]	Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[2]	Performance for Class 5 shares prior to their date of inception (April 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.
[3]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.